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                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
            THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 30, 2007 (as supplemented) for the Protected Equity Portfolio variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company will be sent to you without charge.

1. INVESTMENT PORTFOLIO EXPENSES

Investment Portfolio Expenses
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(as a percentage of average daily net assets of the investment portfolio)

The following table is a summary. The investment portfolio expense information provided is for the year ended December 31, 2014. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for the investment portfolio.

                                                              ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             12B-1/             FUND    ANNUAL      AND/OR      ANNUAL
                                  MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO    EXPENSE    PORTFOLIO
                                     FEES     FEES   EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
                                  ---------- ------- -------- -------- --------- ------------- ---------
METROPOLITAN SERIES FUND
BlackRock Money Market Portfolio     0.34%    0.25%    0.03%    0.00%    0.62%       0.02%       0.60%
MetLife Stock Index Portfolio        0.25%    0.10%    0.02%    0.00%    0.37%       0.01%       0.36%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. Fee waiver and expense reimbursement arrangements with a duration of less than

                                                                   SUPP-PEP0515

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one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

2. PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of ours, is the investment adviser to the portfolios. The following portfolios are available under the contract:

     BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

     Sub-Adviser: BlackRock Advisors, LLC
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     Investment Objective: The BlackRock Money Market Portfolio seeks a high
     --------------------
     level of current income consistent with preservation of capital.

     An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     METLIFE STOCK INDEX PORTFOLIO (CLASS D)

     Sub-Adviser: MetLife Investment Management, LLC
     -----------

     Investment Objective: The MetLife Stock Index Portfolio seeks to track the
     --------------------
     performance of the Standard & Poor's 500(R) Composite Stock Price Index.

3. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order.

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     Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on us and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 888-556-5412

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